Cost of sales	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cost of sales
2 1 .	Cost of sales

	For the year ended 31 December
In USD	2021	2020	2019
Captain costs	(47,795,494)	(23,720,753)	(31,287,527)
Captain bonuses	(1,083,977)	(1,159,717)	(2,326,497)
Captain deductions	670,472	569,008	1,209,819
Tolls and fines	(714,204)	(2,102,242)	(1,379,329)

	(48,923,203)	(26,413,704)	(33,783,534)